NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Schedule of Notes Payable

	2018		2017
(millions of Canadian $, unless otherwise noted)	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31

Canada	2,117	2.5%	884	1.6%
U.S. (2018 – US$448; 2017 – US$688)	611	3.1%	862	2.2%
Mexico (2018 – US$25; 2017 – MXN$275)	34	3.3%	17	8.0%
	2,762		1,763

Schedule of Credit Facilities
These unsecured credit facilities included the following:

at December 31
(billions of Canadian $, unless otherwise noted)			2018		2017
Borrower	Description	Matures	Total Facilities	Unused Capacity	Total Facilities

Committed, syndicated, revolving, extendible, senior unsecured credit facilities[1]:
TCPL	Supports TCPL's Canadian dollar commercial paper program and for general corporate purposes	December 2023	3.0	3.0	3.0
TCPL/TCPL USA/Columbia/TAIL	Supports TCPL, TCPL USA and TAIL's U.S. dollar commercial paper programs and is used for general corporate purposes of the borrowers, guaranteed by TCPL	December 2019	US 4.5	US 4.5	—
TCPL/TCPL USA/Columbia/TAIL	Used for general corporate purposes of the borrowers, guaranteed by TCPL	December 2021	US 1.0	US 1.0	—
TCPL	Supports TCPL's U.S. dollar commercial paper program and for general corporate purposes		—	—	US 2.0
TCPL USA	Used for TCPL USA general corporate purposes, guaranteed by TCPL		—	—	US 1.0
Columbia	Used for Columbia general corporate purposes, guaranteed by TCPL		—	—	US 1.0
TAIL	Supports TAIL's U.S. dollar commercial paper program and for general corporate purposes, guaranteed by TCPL		—	—	US 0.5

Demand senior unsecured revolving credit facilities[1]:
TCPL/TCPL USA	Supports the issuance of letters of credit and provides additional liquidity, TCPL USA facility guaranteed by TCPL	Demand	2.1	1.0	1.9
Mexico subsidiary	Used for Mexico general corporate purposes, guaranteed by TCPL	Demand	MXN 5.0	MXN 4.5	MXN 5.0

1
Provisions of various credit arrangements with the Company's subsidiaries can restrict their ability to declare and pay dividends or make distributions under certain circumstances. If such restrictions apply, they may, in turn, have an impact on the Company's ability to declare and pay dividends on common and preferred shares. These credit arrangements also require the Company to comply with various affirmative and negative covenants and maintain certain financial ratios. At December 31, 2018, the Company was in compliance with all debt covenants.